Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Included in non-current liabilities
Government grants		¥ 2
Deferred income	¥ 6	30
Other non-current payables	6	32
Included in current liabilities
Dividend payable	12	12
Accrued expenses	2,825	3,133
Advances from customers	111	85
Investment payables	40	28
Other tax liabilities	194	131
Deferred income	28	34
Share repurchase payables		82
Other deposits	101	99
Payable for acquisition of land use right	526
Others	185	228
Other payables and other liabilities	¥ 4,022	¥ 3,832